JPMorgan SmartRetirement 2065 Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	26 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	20.74%
S&P TARGET DATE 2065+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	17.67%
JPM SMARTRETIREMENT 2065 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	17.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.99%	14.60%
Performance Inception Date	Nov. 01, 2022
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.30%	13.84%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	11.11%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.50%	16.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	17.30%